Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		¥ 1,451
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		682,695		¥ 735,513		¥ 667,436
Japan | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	137,712		164,946
Japan | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[2]	137,858		138,092
Japan | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		67,283	[3]	83,765	[4]
Japan | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		5,451		8,261
Japan | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,483		1,166
Japan | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		12,595		15,246
Japan | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		140,712	[5]	130,507	[6]
Japan | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,489		8,076
Japan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		123,747		126,985
Japan | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		31,460		43,070
Japan | Investment Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		15,905		15,399
Japan | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		210,592		230,118
Japan | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[2]	137,858		138,092
Japan | Fair Value, Inputs, Level 1 | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		67,283	[3]	83,765	[4]
Japan | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		5,451		8,261
Japan | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		454,747		489,996
Japan | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	137,712		164,946
Japan | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,483		1,166
Japan | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		12,595		15,246
Japan | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		140,712	[5]	130,507	[6]
Japan | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,489		8,076
Japan | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		123,747		126,985
Japan | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		30,009		43,070
Japan | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,451
Japan | Fair Value, Inputs, Level 3 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		1,451
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		248,642		254,020		¥ 224,939
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	49,312		73,968
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[2]			9,343
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,567		32,240
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		2,642		2,901
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		6,318		22,045
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		59,419	[5]	25,821	[6]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets				3
Foreign Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		9,019		8,683
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		95,844		73,320
Foreign Plans | Investment Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		17,521		5,696
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,567		41,583
Foreign Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[2]			9,343
Foreign Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		8,567		32,240
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		222,554		206,741
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	[1]	49,312		73,968
Foreign Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		2,642		2,901
Foreign Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		6,318		22,045
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		59,419	[5]	25,821	[6]
Foreign Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets				3
Foreign Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		9,019		8,683
Foreign Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets		¥ 95,844		¥ 73,320

[1]	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[2]	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[3]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥147 million.
[4]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥381 million.
[5]	These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 35% foreign government bonds and 65% corporate bonds for foreign plans.
[6]	These funds invest in approximately 30% Japanese government bonds, 45% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.